Leases - Schedule of Other Information (Details)	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term - Finance	3 years 1 month 6 days
Weighted average remaining lease term - Operating	7 years 10 months 24 days
Weighted average discount rate - Finance	6.91%
Weighted average discount rate - Operating	5.92%